NOTE 27. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS
	Payment due by December 31
	Total	2022	2023	2024	2025	2026
	A$	A$	A$	A$	A$	A$
Operating lease commitments for property management expenses under lease agreements	1,439,299	300,553	287,535	299,373	314,342	237,496